COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:
Year ending December 31
2017	$991,142
2018	$991,142
2019	$961,538
Total	$2,943,822